Consolidated Statements of Income - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Total revenue	$ 152,280	$ 144,993
Cost of revenue
Total cost of revenue	60,033	54,127
Gross profit	92,247	90,866
Operating expenses
Sales and marketing	14,239	17,194
Administration and other	67,574	62,107
Total operating expenses	81,813	79,301
Income from operations	10,434	11,565
Other income/(expense)	(179)	1,689
Interest income	1,142	1,159
Interest expense	2,347	1,446
Income before income tax expense	9,050	12,967
Income tax expense	6,465	8,445
Net income	2,585	4,522
Less: Net income attributable to non-controlling interest
Net income attributable to MiX Telematics Limited	2,585	4,522
Subscription [Member]
Revenue
Total revenue	130,680	126,656
Cost of revenue
Total cost of revenue	45,405	40,073
Hardware and Other [Member]
Revenue
Total revenue	21,600	18,337
Cost of revenue
Total cost of revenue	$ 14,628	$ 14,054